Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Dividends
Schedule of dividends

	2024				2023			2022
	Cents per				Cents per			Cents per
	share		$m		share		$m	share		$m
Dividends relating to reporting year:
First interim dividend	6.84	¢	185		6.26	¢	172	5.74	¢	154
Second interim dividend	16.29	¢	433	*	14.21	¢	392	13.04	¢	359
Total relating to reporting year	23.13	¢	618		20.47	¢	564	18.78	¢	513
Dividends paid in reporting year:
Current year first interim dividend	6.84	¢	185		6.26	¢	172	5.74	¢	154
Second interim dividend for prior year	14.21	¢	390		13.04	¢	361	11.86	¢	320
Total paid in reporting year	21.05	¢	575		19.30	¢	533	17.60	¢	474

*	Calculated using the outstanding number of ordinary shares as at 31 December 2024.